Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Total office rental expenses	¥ 20,799	¥ 12,780	¥ 21,920
Outstanding capital commitments	¥ 101,514
Loss Contingency estimated				¥ 20,000